Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from financial institutions	$ 4,278	$ 2,601
Federal funds sold and cash equivalents	41,383	74,265
Cash and cash equivalents	45,661	76,866
Investment securities available for sale, at fair value	35,695	19,340
Investment securities held to maturity (fair value of $2,155 at December 31, 2013 and $2,239 at December 31, 2012)	2,103	2,066
Total investment securities	37,798	21,406
Loans held for sale	12,069	495
Loans, net of unearned income	654,541	629,712
Less: Allowance for loan losses	(18,560)	(18,936)
Net loans	635,981	610,776
Accrued interest receivable	2,717	2,727
Premises and equipment, net	3,864	3,989
Other real estate owned (OREO)	28,910	26,057
Restricted stock, at cost	3,618	2,223
Bank owned life insurance (BOLI)	11,106	10,743
Deferred tax asset	12,260	11,898
Other assets	959	3,297
Total Assets	794,943	770,477
Deposits
Noninterest-bearing deposits	35,986	30,342
Interest-bearing deposits	590,782	606,865
Total deposits	626,768	637,207
FHLB borrowings	55,280	20,448
Other borrowed funds	0	10,000
Subordinated debentures	13,403	13,403
Accrued interest payable	423	537
Other liabilities	6,504	5,339
Total liabilities	702,378	686,934
Equity
Common stock, $.10 par value; authorized 10,000,000 shares; Issued: 6,193,710 shares at December 31, 2013 and 5,594,793 shares at December 31, 2012	619	560
Additional paid-in capital	51,204	48,869
Retained earnings	24,308	21,068
Accumulated other comprehensive loss	(235)	(745)
Treasury stock, 210,900 shares at December 31, 2013 and December 31, 2012, at cost	(2,180)	(2,180)
Total shareholders' equity	93,716	83,637
Noncontrolling interest in consolidated subsidiaries	(1,151)	(94)
Total equity	92,565	83,543
Total liabilities and equity	794,943	770,477
Series A - Cumulative Perpetual [Member]
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value	0	16,065
Series B - Non-cumulative Convertible [Member]
Equity
Preferred stock, 1,000,000 shares authorized, $1,000 liquidation value	$ 20,000	$ 0